CONDENSED CONSOLIDATED INTERIM CASH FLOW STATEMENTS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS - OPERATING ACTIVITIES
Comprehensive loss for the period	$ (13,415)	$ (11,640)
Adjustments required to reflect net cash used in operating activities (see appendix below)	1,112	573
Net cash used in operating activities	(12,303)	(11,067)
CASH FLOWS - INVESTING ACTIVITIES
Investments in short-term deposits	(23,751)	(27,510)
Maturities of short-term deposits	24,335	24,441
Purchase of property and equipment	(1)	(53)
Net cash provided by (used in) investing activities	583	(3,122)
CASH FLOWS - FINANCING ACTIVITIES
Issuance of share capital and warrants, net of issuance costs	13,411	15,879
Employee stock options exercised	8	1
Repayments of loans	(1,331)	(47)
Repayments of lease liabilities	(121)	(110)
Net cash provided by financing activities	11,967	15,723
INCREASE IN CASH AND CASH EQUIVALENTS	247	1,534
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	5,297	3,404
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(21)	34
CASH AND CASH EQUIVALENTS - END OF PERIOD	5,523	4,972
Income and expenses not involving cash flows:
Depreciation and amortization	533	439
Long-term prepaid expenses		(4)
Exchange differences on cash and cash equivalents	21	(34)
Fair value adjustments of warrants	(250)	(1,354)
Share-based compensation	922	773
Warrant issuance costs	593	417
Interest and exchange differences on short-term deposits	(171)	(440)
Interest on loans	36	292
Exchange differences on lease liability	(8)
Total income and expense not involving cash flows	1,676	89
Changes in operating asset and liability items:
Decrease (increase) in prepaid expenses and other receivables	(146)	848
Decrease in accounts payable and accruals	(418)	(364)
Total Change in operating asset and liability	(564)	484
Total Adjustments required to reflect net cash used in operating acivities	1,112	573
Supplemental information on interest received in cash	300	442
Supplemental information on interest paid in cash	$ 534	$ 477